Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
License fees	$ 1,607	$ 1,704	$ 1,670
Development services	2,741	3,617	3,337
Product sales	66	57
Royalties	31	101	68
Total	4,498	5,640	5,260
Supply chain [member]
IfrsStatementLineItems [Line Items]
Supply chain	$ 53	$ 161	$ 185